Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 24, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
PIA BBB Bond Fund | Managed Account Completion Shares
Prospectus:
Trading Symbol	PBBBX
PIA MBS Bond Fund | Managed Account Completion Shares
Prospectus:
Trading Symbol	PMTGX
PIA Short-Term Securities Fund | Advisor Class
Prospectus:
Trading Symbol	PIASX
Institutional Class Prospectus | PIA High Yield Fund | Institutional Class
Prospectus:
Trading Symbol	PHYSX